Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ (146)	$ (220)	$ 286
Total
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(671)	(825)
Net periodic expenses recognized in net profit	(440)	(186)
Gains / (losses) recognized in other comprehensive income, before tax	(135)	(230)	253
Employer contributions	732	556
Foreign currency translation	(3)	14
At the end of the year	(518)	(671)	(825)
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	0	0
Net periodic expenses recognized in net profit	(417)	(153)
Gains / (losses) recognized in other comprehensive income, before tax	(22)	(352)	(79)
Employer contributions	452	505
Foreign currency translation	(13)	0
At the end of the year	0	0	0
UK plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(160)	(275)
Net periodic expenses recognized in net profit	(3)	(11)
Gains / (losses) recognized in other comprehensive income, before tax	(78)	130	304
Employer contributions	242	0
Foreign currency translation	2	(4)
At the end of the year	4	(160)	(275)
US and German plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(511)	(550)
Net periodic expenses recognized in net profit	(21)	(22)
Gains / (losses) recognized in other comprehensive income, before tax	(35)	(8)	28
Employer contributions	38	51
Foreign currency translation	8	18
At the end of the year	(521)	(511)	(550)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(129)	(70)	308
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(671)	(825)
Net periodic expenses recognized in net profit	(271)	(141)
Gains / (losses) recognized in other comprehensive income, before tax	(128)	(79)	276
Employer contributions	550	360
Foreign currency translation	2	14
At the end of the year	(518)	(671)	(825)
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	0	0
Net periodic expenses recognized in net profit	(248)	(108)
Gains / (losses) recognized in other comprehensive income, before tax	(15)	(201)	(56)
Employer contributions	271	308
Foreign currency translation	(8)	0
At the end of the year	0	0	0
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(160)	(275)
Net periodic expenses recognized in net profit	(3)	(11)
Gains / (losses) recognized in other comprehensive income, before tax	(78)	130	304
Employer contributions	242	0
Foreign currency translation	2	(4)
At the end of the year	4	(160)	(275)
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(511)	(550)
Net periodic expenses recognized in net profit	(21)	(22)
Gains / (losses) recognized in other comprehensive income, before tax	(35)	(8)	28
Employer contributions	38	51
Foreign currency translation	8	18
At the end of the year	$ (521)	$ (511)	$ (550)